Operating expenses by nature (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Knilo HoldCo AB (Successor Parent)
Operating expenses by nature
Employee benefits (Note 7)		$ 43,664	$ 19,792	$ 11,279
Knilo HoldCo AB (Successor Parent) | Cost of good sold
Operating expenses by nature
Cost of inventories recognized as an expense		28,988	12,760	10,681
Depreciation of tangible assets (Note 13, 14.2)		2,964	1,540	324
Amortization of intangible assets (Note 12)		28	0	0
Employee benefits (Note 7)		4,783	3,156	2,006
Knilo HoldCo AB (Successor Parent) | Selling Expenses
Operating expenses by nature
Depreciation of tangible assets (Note 13, 14.2)		537	357	134
Amortization of intangible assets (Note 12)		2	11	5
Employee benefits (Note 7)		23,077	9,758	4,793
Knilo HoldCo AB (Successor Parent) | Administrative Expenses
Operating expenses by nature
Depreciation of tangible assets (Note 13, 14.2)		463	293	781
Amortization of intangible assets (Note 12)		10,455	9,736	7,831
Employee benefits (Note 7)		7,191	3,519	2,309
Knilo HoldCo AB (Successor Parent) | Research and Development Expenses
Operating expenses by nature
Depreciation of tangible assets (Note 13, 14.2)		749	478	83
Amortization of intangible assets (Note 12)		604	125
Employee benefits (Note 7)		$ 8,613	$ 3,359	$ 2,171
Nexttobe AB (Predecessor Parent)
Operating expenses by nature
Employee benefits (Note 7)	$ 9,907
Nexttobe AB (Predecessor Parent) | Cost of good sold
Operating expenses by nature
Cost of inventories recognized as an expense	840
Depreciation of tangible assets (Note 13, 14.2)	40
Amortization of intangible assets (Note 12)	0
Employee benefits (Note 7)	373
Nexttobe AB (Predecessor Parent) | Selling Expenses
Operating expenses by nature
Depreciation of tangible assets (Note 13, 14.2)	19
Amortization of intangible assets (Note 12)	1
Employee benefits (Note 7)	8,676
Nexttobe AB (Predecessor Parent) | Administrative Expenses
Operating expenses by nature
Depreciation of tangible assets (Note 13, 14.2)	106
Employee benefits (Note 7)	419
Nexttobe AB (Predecessor Parent) | Research and Development Expenses
Operating expenses by nature
Depreciation of tangible assets (Note 13, 14.2)	20
Employee benefits (Note 7)	$ 439